Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	SunAmerica Specialty Series
Central Index Key	dei_EntityCentralIndexKey	0001274768
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 02, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 02, 2012
SunAmerica Alternative Strategies Fund (Prospectus Summary) | SunAmerica Alternative Strategies Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SUNAX
SunAmerica Alternative Strategies Fund (Prospectus Summary) | SunAmerica Alternative Strategies Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SUNCX
SunAmerica Alternative Strategies Fund (Prospectus Summary) | SunAmerica Alternative Strategies Fund | Class W Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SUNWX
SunAmerica Global Trends Fund (Prospectus Summary) | SunAmerica Global Trends Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTFAX
SunAmerica Global Trends Fund (Prospectus Summary) | SunAmerica Global Trends Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTFCX
SunAmerica Global Trends Fund (Prospectus Summary) | SunAmerica Global Trends Fund | Class W Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTFWX